EMPLOYEE BENEFITS - Evolution of share options outstanding (Details)		12 Months Ended
	Jul. 18, 2014	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in dollars per share) | $ / shares		$ 1.20
Number of options (in shares)
Balance at the beginning of year (in shares) | shares		1,786,467	2,155,851
Options granted during the year (in shares) | shares		4,000	221,000
Forfeited during the year (in shares) | shares		(21,625)	(78,716)
Exercised during the year (in shares) | shares		(717,240)	(511,668)	(338,709)
Balance at end of year (in shares) | shares		1,051,602	1,786,467	2,155,851
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares		$ 27.96	$ 23.02
Options granted during the year (in usd per share) | $ / shares		52.10	46.45
Forfeited during the year (in usd per share) | $ / shares		31.77	36.89
Exercised during the year (in usd per share) | $ / shares		22.06	13.76	$ 15.63
Balance at the end of year (in usd per share) | $ / shares		$ 31.82	$ 27.96	$ 23.02
Restricted Stock Units
Number of RSU (in shares)
Issued during the year (in shares) | shares		(181,860)	(163,233)
Balance at end of year (in shares) | shares		622,322
Employee and Non Employee Restricted Stock Units
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares		535,838	164,859
RSU granted during the year (in shares) | shares		309,539	564,995	254,328
Forfeited during the year (in shares) | shares		(38,621)	(30,783)
Issued during the year (in shares) | shares		(181,860)	(163,233)	(86,931)
Balance at end of year (in shares) | shares		624,896	535,838	164,859
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares		$ 44.70	$ 37.58
RSU granted during the year (in usd per share) | $ / shares		85.80	46.29
Forfeited during the year (in usd per share) | $ / shares		47.69	44.14
Issued during the year (in usd per share) | $ / shares		37.00	43.13	$ 36.11
Balance at the end of year (in usd per share) | $ / shares		$ 64.05	$ 44.70	$ 37.58
2012 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term				7 years
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term		10 years
2014 Plan | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term	4 years
2014 Plan | Stock Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Stock Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Stock Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Stock Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in dollars per share) | $ / shares		$ 1.20